Note 9 - Preferred Shares (Details Textual) - USD ($)					6 Months Ended
	Jan. 29, 2023	Jun. 30, 2021	Jan. 29, 2021	Jan. 28, 2021	Jun. 30, 2021	Jun. 30, 2020
Dividends, Preferred Stock, Total					$ 570,925	$ 748,012
Preferred Deemed Dividend					120,000	(0)
Payments for Repurchase of Redeemable Preferred Stock					3,000,000	(0)
Series B Preferred Stock [Member]
Stock Redeemed or Called During Period, Value			$ 3,000,000
Preferred Stock, Dividend Rate, Percentage			14.00%	8.00%
Preferred Stock, Dividend in Kind Rate, Percentage		9.00%
Dividends, Preferred Stock, Total						750,000
Dividends, Preferred Stock, Cash					570,000	350,000
Dividends, Paid-in-kind, Total						$ 400,000
Preferred Deemed Dividend					120,000
Payments for Repurchase of Redeemable Preferred Stock					$ 3,000,000
Series B Preferred Stock [Member] | Forecast [Member]
Preferred Stock, Dividend Rate, Percentage	14.00%